Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

Note 1 - Organization and Nature of Operations

Organization and Nature of Operations

Positron Corporation (collectively, “we,” “us,” “our” or the “Company”), a Texas Corporation (originally incorporated in December 20, 1983 and reincorporated in Texas on February 7, 2014).

Positron Corporation is a medical technology company committed to advancing the PET imaging modality through the development, manufacturing, and commercialization of its state-of-the-art PET and PET-CT (Positron Emission Tomography/Computed Tomography) imaging systems. With a strong focus on cardiac PET—the gold standard in nuclear cardiology—Positron provides cutting-edge solutions that enhance diagnostic accuracy, improve patient outcomes, and drive cost-effective care for healthcare providers across North America.

Positron specializes in the field of cardiac PET imaging. Positron’s PET technology, clinical services and practice solutions enables healthcare providers to accurately diagnose coronary artery disease and improve patient outcomes while practicing cost effective medicine.

Positron’s imaging portfolio includes a dedicated PET only and 3D PET-CT 64-Slice systems, both designed to expand access to advanced molecular imaging. Additionally, Positron is preparing to introduce its 4D PET-CT 64-Slice scanner, further strengthening its role in the evolution of nuclear cardiology while positioning the company for entry into the oncology imaging market. These innovations, supported by Positron’s comprehensive clinical and technical services, enable nuclear cardiologists and imaging specialists to fully leverage PET technology for superior diagnostic capabilities.

Positron, through an exclusive cooperation agreement with Shenyang Intelligent Neuclear Medical Technology Co. Ltd., a wholly owned subsidiary of Neusoft Medical Systems (Neusoft) has developed Positron’s new PET-CT 4D system which Positron will sell, service and provide clinical services and full support over the lifetime of the system throughout North America.

Positron expects to offer PET-CT molecular imaging device that will enable nuclear cardiologists to utilize their capabilities of molecular imaging and nuclear medicine.

Positron will continue to advance and distribute PET and PET-CT technology through its supply, development, and R&D partnership with Shenyang Intelligent Neuclear Medical Technology Co, LTD, a subsidiary of Neusoft.

For the three and nine months ended September 30, 2025 and 2024, all revenues were derived from service contracts pertaining to the Atrius systems.

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In the opinion of management, such statements include all adjustments which are considered necessary for a fair presentation of the unaudited financial statements of the Company as of September 30, 2025. The operating results presented herein are not necessarily an indication of the results that may be expected for the year. The unaudited financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto for the years ended December 31, 2024 and 2023.

Liquidity, Going Concern and Management’s Plans

These unaudited financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

As reflected in the accompanying unaudited financial statements, for the nine months ended September 30, 2025, the Company had:

●	Net loss of $3,702,063; and

●	Net cash used in operations was $3,363,257

Additionally, at September 30, 2025, the Company had:

●	Accumulated deficit of $138,035,750

●	Stockholders’ equity of $1,362,563; and

●	Working capital of $867,032

The Company has cash on hand of $1,880,010 at September 30, 2025. The Company does not expect to generate sufficient revenues and positive cash flows from operations sufficiently to meet its current obligations. However, the Company may seek to raise debt or equity-based capital at favorable terms, though such terms are not certain.

These factors create substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period subsequent to the date that these financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Management’s strategic plans include the following:

●	Execute business operations more fully during the current year;

●	Expand its reach within nuclear cardiology with the launch of our PET-CT system which provides greater features and functions now available to nuclear cardiologists and their diagnostic capabilities;

●	Enter the vast oncology market with its new PET-CT system with a faster, smaller, more economical solution for practices, hospitals, and patients;

●	Explore and execute of prospective strategic and partnership opportunities; and

●	Pursue to “Up-List” to a more prominent publicly reporting exchange with OTC Markets.

Note 1 - Organization and Nature of Operations

Organization and Nature of Operations

Positron Corporation (collectively, “we,” “us,” “our” or the “Company”), a Texas Corporation (originally incorporated in December 20, 1983 and reincorporated in Texas on February 7, 2014).

Positron Corporation is a molecular imaging device company that offers Positron Emission Tomography (PET) imaging system and clinical services to nuclear medicine healthcare providers throughout North America.

Positron specializes in the field of cardiac PET imaging. Positron’s PET technology, clinical services and practice solutions enables healthcare providers to accurately diagnose coronary artery disease and improve patient outcomes while practicing cost effective medicine.

Positron is expanding its product line to include a PET-CT imaging device, named Affinity PET-CT 4D, Positron has sponsored a clinical study of its PET-CT with healthcare industry leader Ochsner Clinic of New Orleans. The objective of the clinical study is to validate the capabilities of Positron’s PET-CT system and demonstrate its performance, efficacy, and utilization. Positron will submit an Investigational Device Exemption and a 510(k) with the FDA and upon receiving FDA Clearance Positron will launch its Affinity PET-CT 4D molecular imaging system.

Positron, through an exclusive cooperation agreement with Shenyang Intelligent Neuclear Medical Technology Co. Ltd., a wholly owned subsidiary of Neusoft Medical Systems (Neusoft) has developed Positron’s new PET-CT 4D system which Positron will sell, service and provide clinical services and full support over the lifetime of the system throughout North America.

Positron expects to offer PET-CT molecular imaging device that will enable nuclear cardiologists to utilize their capabilities of molecular imaging and nuclear medicine.

Positron will continue to advance and distribute PET and PET-CT technology through its supply, development, and R&D partnership with Shenyang Intelligent Neuclear Medical Technology Co, LTD, a subsidiary of Neusoft.

For the years ended December 31, 2024 and 2023, all revenues were derived from service contracts pertaining to the Atrius systems.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Liquidity, Going Concern and Management’s Plans

These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

As reflected in the accompanying financial statements, for the year ended December 31, 2024, the Company had:

●	Net loss of $2,379,092; and

●	Net cash used in operations was $1,730,862

Additionally, at December 31, 2024, the Company had:

●	Accumulated deficit of $134,333,687

●	Stockholders’ deficit of $656,725; and

●	Working capital deficit of $1,080,502

The Company has cash on hand of $69,791 at December 31, 2024. The Company does not expect to generate sufficient revenues and positive cash flows from operations sufficiently to meet its current obligations. However, the Company may seek to raise debt or equity-based capital at favorable terms, though such terms are not certain.

These factors create substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period subsequent to the date that these financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Management’s strategic plans include the following:

●	Execute business operations more fully during the year ended December 31, 2025,

●	Expand its reach within nuclear cardiology with the launch of our PET-CT system which provides greater features and functions now available to nuclear cardiologists and their diagnostic capabilities,

●	Enter the vast oncology market with its new PET-CT system with a faster, smaller, more economical solution for practices, hospitals, and patients,

●	Explore and execute of prospective strategic and partnership opportunities, and

●	Pursue to “Up-List” to a more prominent publicly reporting exchange with OTC Markets.